Shareholder Report, Line Graph (Details) 74200173500_Putnam VT International Equity Fund_Class IA_TSR Annual {Class IA} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class IA
Account Value [Line Items]
Line Graph and Table Measure Name											Class IA
Accumulated Value	$ 16,227	$ 15,718	$ 13,224	$ 15,482	$ 14,192	$ 12,632	$ 10,061	$ 12,413	$ 9,779	$ 10,000	$ 22,393
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	16,945	16,056	13,887	16,533	15,334	13,857	11,404	13,291	10,450	10,000	$ 22,432
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index-NR
Accumulated Value	$ 16,735	$ 16,118	$ 13,632	$ 15,935	$ 14,322	$ 13,284	$ 10,887	$ 12,628	$ 10,100	$ 10,000	$ 21,959